Debt - Schedule of debt issuance costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Capitalization, Long-term Debt [Line Items]
Beginning Balance	$ 11,850	$ 9,860	$ 10,470
Additions	11,280	5,679	1,418
Extinguishment	(10,285)	(1,277)
Amortization	(2,596)	(2,412)	(2,028)
Ending Balance	10,249	11,850	9,860
Term Loan facility [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Additions	10,206
Amortization	(786)
Ending Balance	9,420
First Lien Term Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Beginning Balance	7,699	6,842	6,873
Additions	147	2,567	1,418
Extinguishment	(6,775)	(35)
Amortization	(1,071)	(1,675)	(1,449)
Ending Balance		7,699	6,842
Second Lien Term Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Beginning Balance	1,762	2,769	3,276
Additions		719
Extinguishment	(1,577)	(1,242)
Amortization	(185)	(484)	(507)
Ending Balance		1,762	2,769
Senior secured revolving loan facility [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Beginning Balance	2,389	249	321
Additions	927	2,393
Extinguishment	(1,933)
Amortization	(554)	(253)	(72)
Ending Balance	$ 829	$ 2,389	$ 249